May 1, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Vanguard Institutional Index Funds (the "Trust")
File No. 33-34494

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectuses and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

/s/ Lisa K. Whittaker Lisa K. Whittaker Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc:Lisa N. Larkin

U.S. Securities and Exchange Commission